CALAMOS® INVESTMENT TRUST

Supplement dated December 20, 2019 to the

CALAMOS® FAMILY OF FUNDS Statement of Additional Information,

dated March 1, 2019, as supplemented on June 21, 2019, July 9, 2019, and August 15, 2019

Effective December 16, 2019, Karen L. Stuckey and Christopher M. Toub were elected as trustees of the Trust. Effective January 1, 2020, Stephen B. Timbers and David D. Tripple will retire as trustees of the Trust. Accordingly, effective January 1, 2020, all references to Stephen B. Timbers and David D. Tripple are deleted.

Effective December 16, 2019, the section titled “Trustees Who Are Not Interested Persons of the Trust” under the “Management” section beginning on page 41 of the Statement of Additional Information is amended to include the following information about the new trustees:

NAME AND YEAR OF BIRTH	POSITION(S) AND LENGTH OF TIME WITH THE TRUST	PORTFOLIOS IN FUND COMPLEX^ OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP

Karen L. Stuckey (1953)	Trustee (since December 2019)	26

Member (since 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Emeritus Trustee (since 2007) of Lehigh University; member, Women’s Investment Management Forum (professional organization) (since inception); formerly, Trustee, Denver Board of OppenheimerFunds (open-end mutual funds) (2012-2019)

				More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since December 2019)	26	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; and earned a Masters of Business Administration degree

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The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, and Calamos Long/Short Equity & Dynamic Income Trust.

Effective December 16, 2019, the section titled “Management – Committees of the Board of Trustees” beginning on page 44 of the Statement of Additional Information is amended to reflect the following information:

Ms. Stuckey and Mr. Toub each serve on the audit committee, valuation committee, and governance committee.

Effective December 16, 2019, the section titled “Management – Leadership Structure and Qualifications of the Board of Trustees” beginning on page 46 of the Statement of Additional Information is amended and restated as follows:

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of the Funds. The board of trustees is currently composed of nine members, eight of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Funds. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he or she should serve as a trustee.

Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has served for more than ten years as a trustee of the Trust. In addition, each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Timbers, Toub, Tripple and Wennlund has more than 25 years of experience in the financial services industry. Each of Mses. Breen and Stuckey and Messrs. Calamos, Neal, Rybak, Timbers, Tripple and Wennlund has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers, and Toub has earned a Masters of Business Administration degree, and Mr. Tripple has earned a Juris Doctor degree.

Effective December 16, 2019, the section titled “Management – Trustee and Officer Compensation” beginning on page 47 of the Statement of Additional Information is amended and restated as follows:

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

Name	Aggregate Compensation from the Trust 11/1/17 – 10/31/18	Total Compensation from Calamos Funds Complex (4) 11/1/17 – 10/31/18
John P. Calamos, Sr.	$0	$0
Virginia G. Breen	$91,562	$140,000
John E. Neal(1)	$124,354	$182,000
William R. Rybak	$102,807	$157,000
Karen L. Stuckey (2)	$0	$0
Stephen B. Timbers	$122,448	$187,000
Christopher M. Toub (2)	$0	$0
David D. Tripple	$102,807	$157,000
Lloyd A. Wennlund (3)	$49,987	$75,000
Mark J. Mickey	$96,707	$150,000

(1)

Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of October 31, 2018 the value of the deferred compensation account for Mr. Neal was $1,785,811.

(2)	Mr. Toub and Ms. Stuckey were elected to the Board effective December 16, 2019.
(3)	Mr. Wennlund was elected to the Board effective July 19, 2018.
(4)	Consisting of 24 portfolios as of the end of the period indicated.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $91,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular or special board meeting attended in person, $3,500 for any regular or special board meeting attended by telephone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

At December 31, 2018, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.*

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	CONVERTIBLE FUND

John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	Over $100,000	None
John E. Neal	Over $100,000	None	Over $100,000	None
William R. Rybak	$10,001 - $50,000	None	None	$10,001 - $50,000
Karen L. Stuckey[2]	None	None	None	None
Stephen B. Timbers	None	None	Over $100,000	Over $100,000
Christopher M. Toub[2]	None	None	None	None
David D. Tripple	Over $100,000	None	$1 - $10,000	$1 - $10,000
Lloyd A. Wennlund	None	None	None	None

	GLOBAL CONVERTIBLE FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND

John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	None
Virginia G. Breen	None	None	None	None
John E. Neal	None	Over $100,000	Over $100,000	None
William R. Rybak	None	$50,001 - $100,000	$10,001 - $50,000	None
Karen L. Stuckey[2]	None	None	None	None
Stephen B. Timbers	None	Over $100,000	Over $100,000	None
Christopher M. Toub[2]	None	None	None	None
David D. Tripple	None	$1 - $10,000	$1 - $10,000	$1 - $10,000
Lloyd A. Wennlund	None	None	None	None

	OPPORTUNISTIC VALUE FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	EMERGING MARKET EQUITY FUND

John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None
John E. Neal	$50,001 - $100,000	$50,001 - $100,000	$50,001 - $100,000	None
William R. Rybak	$10,001 - $50,000	None	None	None
Karen L. Stuckey[2]	None	None	None	None
Stephen B. Timbers	None	Over $100,000	None	None
Christopher M. Toub[2]	None	None	None	None
David D. Tripple	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Lloyd A. Wennlund	None	None	None	None

	GLOBAL EQUITY FUND	GLOBAL GROWTH AND INCOME FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND

John P. Calamos, Sr.[1]	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen	None	None	None	None
John E. Neal	$1 - $10,000	Over $100,000	None	None
William R. Rybak	None	$10,001 - $50,000	None	$10,001 - $50,000
Karen L. Stuckey[2]	None	None	None	None
Stephen B. Timbers	None	None	Over $100,000	Over $100,000
Christopher M. Toub[2]	None	None	None	None
David D. Tripple	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Lloyd A. Wennlund	None	None	None	None

	SHORT-TERM BOND FUND	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX

John P. Calamos, Sr.[1]	$50,001 - $100,000	Over $100,000
Virginia G. Breen	None	Over $100,000
John E. Neal	None	Over $100,000
William R. Rybak	None	Over $100,000
Karen L. Stuckey[2]	None	None
Stephen B. Timbers	None	Over $100,000
Christopher M. Toub[2]	None	None
David D. Tripple	None	Over $100,000
Lloyd A. Wennlund	None	None

(1)

Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

(2)	Ms. Stuckey and Mr. Toub were elected to the Board effective December 16, 2019.

*     Valuation as of December 31, 2018.

No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

Please retain this supplement for future reference